Investment Objectives and Goals	Oct. 28, 2026
GraniteShares 2x Long AAL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of American Airlines Group Inc. (NASDAQ: AAL).
GraniteShares 1x Short AAL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of American Airlines Group Inc. (NASDAQ: AAL).
GraniteShares 2x Short AAL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of American Airlines Group Inc. (NASDAQ: AAL).
GraniteShares 2x Long AAPL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).
GraniteShares 1x Short AAPL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).
GraniteShares 2x Short AAPL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).
GraniteShares 2x Long ABNB Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Airbnb Inc. (Nasdaq: ABNB).
GraniteShares 2x Long ADBE Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Adobe Inc. (NASDAQ: ADBE).
GraniteShares 2x Short ADBE Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Adobe Inc. (NASDAQ: ADBE).
GraniteShares 2x Long AMC Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of AMC Entertainment Holdings, Inc. (NYSE: AMC).
GraniteShares 2x Long AMD Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD).
GraniteShares 2x Short AMD Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD).
GraniteShares 2x Long AMZN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Amazon.com, Inc. (NASDAQ: AMZN).
GraniteShares 2x Long APP Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of AppLovin Corporation (Nasdaq: APP).
GraniteShares 2x Long ARM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Arm Holdings plc (NASDAQ: ARM).
GraniteShares 2x Long AVGO Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Broadcom Inc. (NASDAQ: AVGO).
GraniteShares 2x Short AVGO Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Broadcom Inc. (NASDAQ: AVGO).
GraniteShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Alibaba Group Holding Limited (NYSE: BABA).
GraniteShares 2x Long CCL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Carnival Corp. (NYSE: CCL).
GraniteShares 2x Short CCL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Carnival Corp. (NYSE: CCL).
GraniteShares 2x Long CEG Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Constellation Energy Corporation (Nasdaq: CEG).
GraniteShares 2x Long COIN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Coinbase Global, Inc. Class A (NASDAQ: COIN).
GraniteShares 2x Short COIN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Coinbase Global, Inc. Class A (NASDAQ: COIN).
GraniteShares 2x Long COST Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Costco Wholesale Corporation (Nasdaq: COST).
GraniteShares 2x Long CRWD Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of CrowdStrike Holdings Inc (NASDAQ: CRWD).
GraniteShares 2x Short CRWD Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of CrowdStrike Holdings Inc (NASDAQ: CRWD).
GraniteShares 2x Long CRWV Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of CoreWeave, Inc. (Nasdaq: CRWV).
GraniteShares 2x Long CVNA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Carvana Co. (NYSE: CVNA).
GraniteShares 2x Long DELL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Dell Technologies Inc. (NYSE: DELL).
GraniteShares 2x Short DELL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Dell Technologies Inc. (NYSE: DELL).
GraniteShares 2x Long DIS Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) of the common stock of Walt Disney Co (NYSE: DIS).
GraniteShares 2x Long F Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Ford Motor Company (NYSE: F).
GraniteShares 2x Long FSLR Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of First Solar, Inc. (NASDAQ: FSLR).
GraniteShares 2x Long GLXY Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Galaxy Digital Holdings Ltd (NASDAQ: GLXY).
GraniteShares 2x Long GME Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of GameStop Corp. (NYSE: GME).
GraniteShares 2x Long GOOGL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Alphabet Inc. Class A (NASDAQ: GOOGL).
GraniteShares 2x Long HIMS Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Hims & Hers Health, Inc. (NYSE: HIMS).
GraniteShares 2x Long HOOD Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Robinhood Markets, Inc. (NASDAQ: HOOD).
GraniteShares 2x Long INTC Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Intel Corp. (NASDAQ: INTC).
GraniteShares 2x Short INTC Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Intel Corp. (NASDAQ: INTC).
GraniteShares 2x Long IONQ Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of IonQ, Inc. (NYSE: IONQ).
GraniteShares 2x Long ISRG Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Intuitive Surgical, Inc. (Nasdaq: ISRG).
GraniteShares 2x Long JPM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of JPMorgan Chase & Co. (NYSE: JPM).
GraniteShares 1x Short JPM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of JPMorgan Chase & Co. (NYSE: JPM).
GraniteShares 2x Short JPM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of JPMorgan Chase & Co. (NYSE: JPM).
GraniteShares 2x Long KO Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of The Coca-Cola Company (NYSE: KO).
GraniteShares 1x Short LCID Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of Lucid Group, Inc. (NYSE: LCID).
GraniteShares 2x Short LCID Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Lucid Group, Inc. (NYSE: LCID).
GraniteShares 2x Long LLY Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Eli Lilly and Co. (NYSE: LLY).
GraniteShares 2x Short LLY Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Eli Lilly and Co. (NYSE: LLY).
GraniteShares 2x Long MARA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of MARA Holdings Inc. (NASDAQ: MARA).
GraniteShares 2x Long MCD Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of McDonald’s Corporation (NYSE: MCD).
GraniteShares 2x Long MELI Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Mercado Libre, Inc. (Nasdaq: MELI).
GraniteShares 2x Long META Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Meta Platforms, Inc. Class A (NASDAQ: META).
GraniteShares 1x Short META Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of Meta Platforms, Inc. Class A (NASDAQ: META).
GraniteShares 2x Short META Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Meta Platforms, Inc. Class A (NASDAQ: META).
GraniteShares 2x Long MRVL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Marvell Technology, Inc. (NASDAQ: MRVL).
GraniteShares 2x Long MSFT Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Microsoft Corporation (NASDAQ: MSFT).
GraniteShares 2x Long MSTR Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Strategy Inc. (NASDAQ: MSTR).
GraniteShares 2x Long MU Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Micron Technology Inc. (NASDAQ: MU).
GraniteShares 2x Short MU Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Micron Technology Inc. (NASDAQ: MU).
GraniteShares 2x Long NBIS Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Nebius Group NV (Nasdaq: NBIS).
GraniteShares 2x Long NFLX Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Netflix Inc. (NASDAQ: NFLX).
GraniteShares 2x Short NFLX Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Netflix Inc. (NASDAQ: NFLX).
GraniteShares 2x Long NKE Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of NIKE Inc (NYSE: NKE).
GraniteShares 2x Long NOW Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of ServiceNow, Inc. (NYSE: NOW).
GraniteShares 2x Long NVDA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of NVIDIA Corporation (NASDAQ: NVDA).
GraniteShares 1x Short NVDA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of NVIDIA Corporation (NASDAQ: NVDA).
GraniteShares 2x Short NVDA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of NVIDIA Corporation (NASDAQ: NVDA).
GraniteShares 2x Long NVO Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Novo Nordisk A/S (NYSE: NVO).
GraniteShares 2x Short NVO Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the ADR of Novo Nordisk A/S (NYSE: NVO).
GraniteShares 2x Long OKLO Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Oklo Inc. (NYSE: OKLO).
GraniteShares 2x Long PANW Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Palo Alto Networks Inc. (NASDAQ: PANW).
GraniteShares 2x Short PANW Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Palo Alto Networks Inc. (NASDAQ: PANW).
GraniteShares 2x Long PDD Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of PDD Holdings Inc. (NASDAQ: PDD).
GraniteShares 2x Long PLTR Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Palantir Technologies Inc. (NASDAQ: PLTR).
GraniteShares 2x Long PM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Philip Morris International Inc. (NYSE: PM).
GraniteShares 2x Long QCOM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Qualcomm Incorporated (NASDAQ: QCOM).
GraniteShares 2x Short QCOM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Qualcomm Incorporated (NASDAQ: QCOM).
GraniteShares 2x Long RDDT Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Reddit Inc. (NYSE: RDDT).
GraniteShares 2x Long RGTI Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Rigetti Computing, Inc. (Nasdaq: RGTI).
GraniteShares 2x Long RIOT Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Riot Platforms, Inc. (NASDAQ: RIOT).
GraniteShares 2x Long RIVN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Rivian Automotive, Inc. (NYSE: RIVN).
GraniteShares 1x Short RIVN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of Rivian Automotive, Inc. (NYSE: RIVN).
GraniteShares 2x Short RIVN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Rivian Automotive, Inc. (NYSE: RIVN).
GraniteShares 2x Long SBUX Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Starbucks Corporation (Nasdaq: SBUX).
GraniteShares 2x Long SMCI Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Super Micro Computer Inc. (NASDAQ: SMCI).
GraniteShares 2x Short SMCI Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Super Micro Computer Inc. (NASDAQ: SMCI).
GraniteShares 2x Long SNAP Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Snap Inc. (Nasdaq: SNAP).
GraniteShares 2x Long SNOW Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Snowflake Inc. (NYSE: SNOW).
GraniteShares 2x Long SpaceX Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Space Exploration Technologies Corp. d/b/a SpaceX (Nasdaq: SPCX) (the “Underlying Stock”).

GraniteShares 2x Short SpaceX Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of Space Exploration Technologies Corp. d/b/a SpaceX (Nasdaq: SPCX) (the “Underlying Stock”).

GraniteShares 2x Long SPOT Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Spotify Technology SA (NYSE: SPOT).
GraniteShares 1.25x Long TSLA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the daily percentage change of the common stock of Tesla Inc, (NASDAQ: TSLA).
GraniteShares 2x Long TSLA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Tesla Inc, (NASDAQ: TSLA).
GraniteShares 1x Short TSLA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of Tesla Inc, (NASDAQ: TSLA).
GraniteShares 2x Short TSLA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Tesla Inc, (NASDAQ: TSLA).
GraniteShares 2x Long TSM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Taiwan Semiconductor Manufacturing Co Ltd (NYSE: TSM).
GraniteShares 2x Short TSM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the ADR of Taiwan Semiconductor Manufacturing Co Ltd (NYSE: TSM).
GraniteShares 2x Long UBER Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Uber Technologies, Inc. (NYSE: UBER).
GraniteShares 2x Long UNH Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of UnitedHealth Group Incorporated (NYSE: UNH).
GraniteShares 2x Long VRT Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Vertiv Holdings Co. (NYSE: VRT).
GraniteShares 2x Long WMT Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Walmart Inc. (NYSE: WMT).
GraniteShares 2x Long XOM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Exxon Mobil Corp (NYSE: XOM).
GraniteShares 1x Short XOM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of Exxon Mobil Corp (NYSE: XOM).
GraniteShares 2x Short XOM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Exxon Mobil Corp (NYSE: XOM).
GraniteShares 2x Long XYZ Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Block, Inc. (NYSE: XYZ).